RECONCILIATION BETWEEN U.S. GAAP AND IFRS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Schedule of Prepetition Liabilities as Reclassified
The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	December 31, 2017 U.S. GAAP	Reclassifications	Mediations and other	Haircut (i)	Equity (ii)	Fair value / Present value (iii)	Financial charges (iv)	December 31, 2018 U.S. GAAP
Liabilities subject to compromise
Bondholders	32,314,638	(32,314,638)	—	—	—	—	—	—
BNDES	3,326,952	(3,326,952)	—	—	—	—	—	—
Other Borrowings and financing	13,487,957	(13,487,957)	—	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—	—
Provision for civil contingencies—Anatel	9,333,795	(9,333,795)	—	—	—	—	—	—
Provision for pension plan	560,046	(560,046)	—	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—	—
Provision for labor contingencies	899,226	(1,036,172)	136,946	—	—	—	—	—
Provision for civil—other claims	2,929,275	(2,218,538)	(710,737)	—	—	—	—	—

Total—Liabilities subject to compromise	65,139,228	(64,565,437)	(573,791)	—	—	—	—	—

Bondholders	—	32,314,638	(161,600)	(11,054,800)	(11,613,980)	(4,807,262)	2,035,699	6,712,695
BNDES – Borrowings and financing	—	3,326,952	—	—	—	—	289,122	3,616,074
Other Borrowings and financing	—	13,592,651	50,375	—	—	(9,121,399)	1,599,510	6,121,137
Anatel (AGU) and other trade payables	—	10,588,661	445,077	(1,826,678)	—	(5,577,234)	164,784	3,794,610
Provision for labor, civil and Anatel contingencies	—	4,182,489	56,975	—	—	—	149,173	4,388,637
Provision for pension plan	—	560,046	—	—	—	—	14,679	574,725

Total—Liabilities not subject to compromise	—	64,565,437	390,827	(12,881,478)	(11,613,980)	(19,505,895)	4,252,967	25,207,878

(i)	Represent gains on restructuring of borrowings and financings, trade payables owing to ANATEL-AGU and other trade payables, as a result of the JR Proceedings.
(ii)	Represent the fair value of shares issued in partial settlement of the Senior Notes.
(iii)
The financial liabilities have been adjusted to fair value according to the criteria of ASC 852 as of the time at which it has reclassified each of the financial liabilities that were legally affected by the JRP from liabilities subject to compromise to borrowings and financings or trade payables. It was calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

(iv)
Represent the contractual interest and foreign currency fluctuation calculated after completed the financial debt restructuring and other claims restructuring in the terms and conditions provided in the JRP.

Schedule of Judicial Reorganization Adjustments to Net Income
The following is a summary of the Judicial Reorganization adjustments to net income for the year ended December 31, 2018 and 2017:

Judicial reorganization	December 31, 2018	December 31, 2017
Settlement for lesser amounts of prepetition obligations and fair value recognition under U.S. GAAP	(6,527,238)	73,135
Gain on reversal of interest and foreign currency on loans and financings under IFRS	5,196,222	6,429,611

	(1,331,016)	(6,502,746)

Schedule of Quantification Of Certain Amounts Reconciled Between Previous GAAP And IFRS
The reconciliations below quantify the effect of the U.S. GAAP to IFRS on the indicated dates:

Reconciliation			Equity		Net income
			December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Under U.S.GAAP			29,199,496	(9,684,061)	27,393,837	(4,027,661)
Impairment of long-lived assets	(a	)	(1,226,125)	(1,084,707)	(141,418)	5,526,563
Business combinations prior to January 1, 2009	(b	)	44,981	40,859	4,122	4,313
Pension plans and other post-retirement benefits	(c	)	(689,574)	(1,598,792)	(115,080)	(197,700)
Capitalization of interest, net of amortization	(d	)	60,928	62,711	(1,780)	(9,322)
Provision for onerous contracts	(e	)	(4,493,895)		(4,493,895)
Settlement of judicial reorganization	(f	)		1,331,016	(1,331,016)	(6,502,746)
Deferred income tax	(g	)		(2,579,548)	3,300,785	(1,449,609)

Under IFRS			22,895,811	(13,512,522)	24,615,555	(6,656,162)

Schedule of Detailed Reconciliation of Balance Sheet Statement Between US GAAP And IFRS
Reconciliation of balance sheet as at December 31, 2018

	USGAAP December 31, 2018	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax (g)	Reclassifications	IFRS December 31, 2018
Cash and cash equivalents	4,385,329									4,385,329
Short-term investments	201,975									201,975
Accounts receivable	6,516,555									6,516,555
Recoverable income taxes	621,246									621,246
Other taxes	803,252									803,252
Judicial Deposits	1,715,934									1,715,934
Inventories	317,503									317,503
Prepaid expenses	743,953									743,953
Pension plan assets	4,880									4,880
Held-for-sale assets	4,923,187									4,923,187
Other assets	1,079,670									1,079,670

Total current assets	21,313,484	—	—	—	—	—	—	—		21,313,484

Long-term investments	36,987									36,987
Other taxes	715,976									715,976
Deferred tax assets	23,050									23,050
Judicial Deposits	7,018,786									7,018,786
Investments	117,840									117,840
Property, plant and equipment, net	28,468,798	(228,244)	124,081		60,928					28,425,563
Intangible assets	8,025,442	(997,881)	(79,115)							6,948,446
Pension plan assets	753,827			(689,574)						64,253
Prepaid expenses									522,550	522,550

Other assets	773,411								(522,549)	250,862

Total non-current assets	45,934,117	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	44,124,313

Total assets	67,247,601	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	65,437,797

Trade payables	5,225,862								(201,602)	5,024,260
Trade payables – Subject to the JRP									201,602	201,602
Borrowings and financing	672,894									672,894
Payroll, related taxes and benefits	906,655									906,655
Income taxes payable	27,026									27,026
Other taxes	1,033,868									1,033,868
Tax financing program	142,036									142,036
Dividends and interest on capital	6,168									6,168
Provision	680,542									680,542
Unearned revenues	229,497								(229,497)
Advances from customers	73,094								(73,094)
Licenses and concessions payable	85,619									85,619
Liabilities associated to held-for-sale assets	526,870									526,870
Other payables	629,939					449,389			302,591	1,381,919
Total current liabilities	10,240,070	—	—	—	—	449,389	—	—		10,689,459
Trade payables – Subject to the JRP	3,593,008									3,593,008
Borrowings and financing	15,777,012									15,777,012
Other taxes	628,716									628,716
Tax financing program	411,170									411,170
Provision	4,358,178									4,358,178
Provision for pension plans	579,122									579,122
Unearned revenues	1,687,073								(1,687,073)
Advances from customers	142,134								(142,134)
Other payables	631,622		(13)			4,044,505			1,829,207	6,505,321
Total non-current liabilities	27,808,035	—	— 13	—	—	4,044,505	—	—		31,852,527
Total liabilities	38,048,105	—	(13)	—	—	4,493,894	—	—		42,541,986
Shareholders’ equity attributable to the Company and subsidiaries	28,956,006	(1,226,125)	44,979	(689,574)	60,928	(4,493,894)	—	—		22,652,320
Non-controlling interest	243,490								1	243,491
Total shareholders’ equity	29,199,496	(1,226,125)	44,979	(689,574)	60,928	(4,493,894)	—	—	1	22,895,811
Total liabilities and shareholders’ equity	67,247,601	(1,226,125)	44,966	(689,574)	60,928	—	—	—	1	65,437,797

Schedule of Detailed Reconciliation of Income Statement Between US GAAP And IFRS
Reconciliation of net income for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2018
Net operating revenue	22,060,014									22,060,014
Cost of sales and services	(15,822,732)	150,389	4,121	(45,457)	(12,729)	141,758			(594,450)	(16,179,100)
Gross profit	6,237,282	150,389	4,121	(45,457)	(12,729)	141,758	—	—	(594,450)	5,880,914
Operating (expenses) income
Selling expenses	(4,478,352)			(28,655)				372,977	281,028	(3,853,002)
General and administrative expenses	(2,697,865)			(40,853)						(2,738,718)
Other operating income									2,204,134	2,204,134
Other operating expenses	417,159	(291,807)		(115)		(4,883,620)	(112,491)		(1,890,712)	6,761,586
Reorganization items, net	31,580,541						(31,580,541)
Loss before financial income (expenses) and taxes	31,058,765	(141,418)	4,121	(115,080)	(12,729)	(4,741,862)	(31,693,032)	372,977		(5,268,258)
Financial income (expenses), net	(4,012,067)				10,949	247,968	30,362,016			26,608,866
Profit (loss) before taxes	27,046,698	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	372,977		21,340,608
Current income tax									115,706	115,706
Income tax expense (current and deferred)	347,139							2,927,808	(115,706)	3,159,241

Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,615,555

Profit (loss) attributable to owners of the Company	27,369,422	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,591,140
Profit (loss) attributable to non-controlling interests	24,415									24,415

Reconciliation of net income for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long-lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax (g)	Reclassification	IFRS December 31, 2017
Net operating revenue	23,789,654									23,789,654
Cost of sales and services	(15,676,216)	779,368	4,313	(82,045)	(11,670)				(682,403)	(15,668,653)
Gross profit	8,113,438	779,368	4,313	(82,045)	(11,670)	—	—	—	(682,403)	8,121,001
Operating (expenses) income
Selling expenses	(4,399,936)			(42,901)					340,281	(4,102,556)
General and administrative expenses	(3,064,252)			(72,556)						(3,136,808)
Other operating income									1,985,101	1,985,101
Other operating expenses	(1,043,922)	4,747,195		(198)			(7,287,862)		(1,642,979)	(5,227,766)
Reorganization items, net	(2,371,918)						2,371,918
Loss before financial and taxes	(2,766,590)	5,526,563	4,313	(197,700)	(11,670)	—	(4,915,944)	—		(2,361,028)
Financial expenses, net	(1,612,058)				2,348		(1,586,802)			(3,196,512)
Profit (loss) before taxes	(4,378,648)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	—		(5,557,540)
Current income tax									(906,080)	(906,080)
Income tax expense (current and deferred)	350,987							(1,449,609)	906,080	(192,542)

Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)		(6,656,162)

Loss attributable to owners of the Company	(3,736,518)	5,526,563	4,313	(197,700)	(9,322)	0	(6,502,746)	(1,449,609)		(6,365,019)
Loss attributable to non-controlling interests	(291,143)									(291,143)

Schedule of Detailed Reconciliation of Comprehensive Income Between US GAAP And IFRS

Reconciliation of comprehensive income for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustment (g)	IFRS December 31, 2018
Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,615,555
Other comprehensive income (loss)
Foreign currency translation adjustments	(110,098)								(110,098)

	(110,098)	—	—	—	—	—	—	—	(110,098)
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations	(918,782)			1,024,297					105,515

Pension and other postretirement benefit plans	(918,782)	—	—	1,024,297	—	—	—	—	105,515

	—	—	—	—	—	—	—	—	—
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans	312,386			(348,261)					(35,875)

	312,386	—	—	(348,261)	—	—	—	—	(35,875)

Total comprehensive income (loss) for the year	26,677,343	(141,418)	4,121	560,956	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,575,097
Comprehensive loss attributable to non-controlling interest	(49,966)								(49,966)

Comprehensive income (loss) attributable to controlling shareholders	26,727,309	(141,418)	4,121	560,956	(1,780)	(4,493,894)	(1,331,016)	3,300,785	24,625,063

Reconciliation of comprehensive income for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	IFRS December 31, 2017
Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)	(6,656,162)
Other comprehensive income (loss)
Foreign currency translation adjustments	165,713							(1,943)	163,770
Decrease of interest shares in subsidiary	(374,130)							374,130	—

	(208,417)	—	—	—	—	—	—	372,187	163,770
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations	(130,846)			161,099					30,253

Pension and other postretirement benefit plans	(130,846)	—	—	161,099	—	—	—	—	30,253
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans	32,157			(42,528)					(10,371)

	32,157	—	—	(42,528)	—	—	—	—	(10,371)

Total comprehensive (loss) for the year	(4,334,767)	5,526,563	4,313	(79,129)	(9,322)	—	(6,502,746)	(1,077,422)	(6,472,510)
Comprehensive loss attributable to non-controlling interest	(64,153)							(205,044)	(269,197)

Comprehensive loss attributable to controlling shareholders	(4,270,614)	5,526,563	4,313	(79,129)	(9,322)	—	(6,502,746)	(872,378)	(6,203,313)

Schedule of Detailed Information of Cash Flow Reconciliation Between US GAAP And IFRS

Reconciliation of cash flow for the year ended December 31, 2018

	USGAAP December 31, 2018	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2018
Operating activities
Profit (loss) for the year	27,393,837	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	3,300,785		24,615,555
Income tax expenses	(347,139)	—	—	—	—	—	—	(2,927,808)		(3,274,947)
Profit (loss) before income taxes	27,046,698	(141,418)	4,121	(115,080)	(1,780)	(4,493,894)	(1,331,016)	372,977		21,340,608
Income tax reclassification	347,139							(347,139)		—
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments	3,415,354				(10,949)	(389,726)	(5,080,135)		22,099	(2,043,357)
Gains of restructuring of third-party borrowings	—						(11,054,800)			(11,054,800)
Fair value adjustment to borrowings and financing	—						(13,928,659)			(13,928,659)
Present value adjustment to other liabilities	—						(1,167,043)			(1,167,043)
Depreciation and amortization	5,952,905	(150,389)	(4,121)		12,729				(1)	5,811,123
Onerous obligation						4,883,620				4,883,620
Impairment of held-for-sale securities	(292,799)								292,799
Estimated loss on doubtful debts	1,224,248							(372,977)		851,271
Provisions (reversals)	(19,465)						112,491			93,026
Provision for pension plans	(114,813)			115,080						267
Impairment losses	—	291,807							(49)	291,758
Deferred tax expense (benefit)	(231,433)							231,433		—
Reorganization items, net	(31,580,541)						31,580,541			—
Equity in investees									13,492	13,492
Loss on disposal of capital assets									215,398	215,398
Concession Agreement Extension Fee—ANATEL									68,333	68,333
Employee and management profit sharing									237,253	237,253
Monetary correction to provisions/(reversals)									226,870	226,870
Monetary correction to tax refinancing program									28,079	28,079
Other									(637,518)	(637,518)
Changes in assets and liabilities
Accounts receivable	(365,771)									(365,771)
Inventories									(48,280)	(48,280)
Taxes	121,951									121,951
Held-for-trading financial assets	(1,191,664)									(1,191,664)
Redemption of held-for-trading financial assets	1,103,920									1,103,920
Trade payables	(860,900)									(860,900)
Payroll, related taxes and benefits	(253,902)									(253,902)
Provisions	(434,974)									(434,974)
Net increase in income taxes refundable and payable	(799,189)							115,706	683,483
Employee and management profit sharing	237,253								(237,253)
Changes in assets and liabilities held for sale	(257,643)									(257,643)
Other assets and liabilities	(183,838)						868,621		(159,123)	525,660
Financial charges paid - debt									(19,215)	(19,215)
Financial charges paid - other									(2,884)	(2,884)
Income tax and social contribution paid—Company									(495,038)	(495,038)
Income tax and social contribution paid—third parties									(188,445)	(188,445)
Net cash provided by (used in) operating activities	2,862,536	—	—	—	—	—	—	—	—	2,862,536
Investing activities
Capital expenditures	(5,246,241)									(5,246,241)
Proceeds from the sale of investments, tangibles and intangibles	22,276									22,276
Judicial deposits	(775,953)									(775,953)
Redemption of judicial deposits	1,083,043									1,083,043
Net cash used in by in investing activities	(4,916,875)	—	—	—	—	—	—	—	—	(4,916,875)
Financing activities
Repayment of principal of borrowings, financing and derivatives	(161,884)									(161,884)
Payments of obligation for licenses and concessions	(1,491)									(1,491)
Payments of obligation for tax refinancing program	(265,495)									(265,495)
Payment of dividends and interest on capital	(54)									(54)
Exercise of warrants	4,580									4,580
Net cash used in financing activities	(424,344)	—	—	—	—	—	—	—	—	(424,344)
Foreign exchange differences on cash and cash equivalents	1,328									1,328
Cash flows for the year	(2,477,355)	—	—	—	—	—	—	—	—	(2,477,355)
Cash and cash equivalents beginning of year	6,862,684									6,862,684
Cash and cash equivalents end of year	4,385,329	—	—	—	—	—	—	—	—	4,385,329

Reconciliation of cash flow for the year ended December 31, 2017

	USGAAP December 31, 2017	Impairment of long- lived assets (a)	Business combinations prior to January 1, 2009 (b)	Pension plans and other post- retirement benefits (c)	Capitalization of interest, net of amortization (d)	Provision for onerous contracts (e)	Settlement of judicial reorganization (f)	Deferred income tax and other adjustments (g)	Reclassification	IFRS December 31, 2017
Operating activities
Loss for the year	(4,027,661)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	(1,449,609)		(6,656,162)
Income tax	(350,987)	—	—	—	—	—	—	1,449,609		1,098,622
Loss before income taxes	(4,378,648)	5,526,563	4,313	(197,700)	(9,322)	—	(6,502,746)	—		(5,557,540)
Income tax reclassification	350,987							(350,987)		—
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments	(1,115,823)				(2,348)		6,234,447		3,927	5,120,203
Present value adjustment to other liabilities							(4,873,000)			(4,873,000)
Depreciation and amortization	5,881,302	(779,368)	(4,313)		11,670				1	5,109,292
Impairment (reversal) of held-for-sale securities	267,008								(267,008)	—
Estimated loss on doubtful debts	784,403									784,403
Provisions	143,517						7,218,787			7,362,304
Provision for pension plans	(197,141)			197,700						559
Impairment losses (reversal)	46,534	(4,747,195)							(46,480)	(4,747,141)
Deferred tax expense (benefit)	(1,257,068)							1,257,068		—
Reorganization items, net	2,371,918						(2,371,918)
Equity in investees									433	433
Loss on disposal of capital assets									211,735	211,735
Concession Agreement Extension Fee—ANATEL									88,658	88,658
Employee and management profit sharing									298,789	298,789
Monetary correction to provisions/(reversals)									674,668	674,668
Monetary correction to tax refinancing program									27,294	27,294
Other									449,722	449,722
Changes assets and liabilities
Accounts receivable	(253,469)									(253,469)
Inventories									173,283	173,283
Taxes	477,164									477,164
Held-for-trading financial assets	(601,200)									(601,200)
Redemption of held-for-trading financial assets	775,456									775,456
Trade payables	(374,003)									(374,003)
Payroll, related taxes and benefits	(42,727)									(42,727)
Provision for contingencies	(114,336)						(312,313)			(426,649)
Net increase in income taxes refundable and payable	399,182							(906,081)	506,899	—
Provision for pension plans	54								(54)	—
Employee and management profit sharing	298,789								(298,789)	—
Changes in assets and liabilities held for sale	701,416									701,416
Other	238,443						606,743		(1,312,253)	(467,067)
Financial charges paid - debt									(1,412)	(1,412)
Financial charges paid - other									(2,515)	(2,515)
Income tax and social contribution paid—Company									(314,162)	(314,162)
Income tax and social contribution paid—third parties									(192,736)	(192,736)
Net cash provided by operating activities	4,401,758	—	—	—	—	—	—	—	—	4,401,758
										—
Investing activities
Capital expenditures	(4,344,238)									(4,344,238)
Proceeds from the sale of property, plant and equipment	5,016									5,016
Judicial deposits	(425,563)									(425,563)
Redemption of judicial deposits	343,129									343,129
Other
Net cash used in by in investing activities	(4,421,656)	—	—	—	—	—	—	—	—	(4,421,656)
Financing activities
Repayment of principal of borrowings, financing	(659)									(659)
Payments of obligation for licenses and concessions	(104,449)									(104,449)
Payments of obligation for tax refinancing program	(226,776)									(226,776)
Share buyback	(300,429)									(300,429)
Payment of dividends and interest on capital	(59,462)									(59,462)
Net cash used in financing activities	(691,775)	—	—	—	—	—	—	—	—	(691,775)
Foreign exchange differences on cash and cash equivalents	11,106								(1)	11,105
Cash flows for the year	(700,568)	—	—	—	—	—	—	—	(1)	(700,568)
Cash and cash equivalents beginning of year	7,563,251								1	7,563,252
Cash and cash equivalents end of year	6,862,684	—	—	—	—	—	—	—	—	6,862,684

Accounting Standard Codification Eight Hundred And Fifty Two [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Schedule of Liabilities Subject to Compromise Recorded Under U.S GAAP	The following table reflects prepetition liabilities subject to compromise recorded under U.S. GAAP purpose as at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Borrowings and financing	—	49,129,547
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies—Anatel	—	9,333,795
Provision for pension plan	—	560,046
Other	—	43,333
Provision for labor contingencies	—	899,226
Provision for civil—other claims	—	2,929,275

Liabilities subject to compromise (*)	—	65,139,228

Schedule of Reorganization Incomes Expenses Net

	December 31, 2018	December 31, 2017
Gain on restructuring of Qualified Bonds	12,881,478
Adjustment to fair value—Borrowings and financing	13,928,661
Adjustment to present value—Anatel (AGU) and other payables	5,577,234
Anatel provision for contingencies		(1,568,798)
Other provision for contingencies (a)	(347,437)	(1,146,458)
Income from short-term investments	174,281	713,276
Professional fees (b)	(633,676)	(369,938)
Total reorganization items, net	31,580,541	(2,371,918)